Average Annual Total Returns - Calvert Social Investment Fund			12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Calvert Conservative Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)	2.01%
Calvert Conservative Allocation Fund | Conservative Allocation Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.14%		3.85%	5.84%
Calvert Conservative Allocation Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.47%		2.24%	4.94%
Calvert Conservative Allocation Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.39%		1.11%	3.71%
Calvert Conservative Allocation Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.95%		1.32%	3.45%
Calvert Conservative Allocation Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			8.45%		2.58%	4.87%
Calvert Conservative Allocation Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			10.50%		3.59%	5.78%
Performance Inception Date		May 20, 2016
Calvert Conservative Allocation Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			10.56%		3.65%	5.81%
Performance Inception Date		Feb. 01, 2022
Calvert Moderate Allocation Fund | Moderate Allocation Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		16.54%		7.39%	8.95%
Calvert Moderate Allocation Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%		13.14%	14.27%
Calvert Moderate Allocation Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.77%		4.50%	7.31%
Calvert Moderate Allocation Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.65%		3.32%	6.05%
Calvert Moderate Allocation Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.80%		3.22%	5.53%
Calvert Moderate Allocation Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			10.88%		4.85%	7.25%
Calvert Moderate Allocation Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			13.01%		5.91%	8.19%
Performance Inception Date		May 20, 2016
Calvert Moderate Allocation Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			13.03%		5.94%	8.20%
Performance Inception Date		Feb. 01, 2022
Calvert Growth Allocation Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%		13.14%	14.27%
Calvert Growth Allocation Fund | Growth Allocation Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		20.50%		10.25%	11.37%
Calvert Growth Allocation Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			8.89%		6.07%	9.22%
Calvert Growth Allocation Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.90%		5.20%	8.19%
Calvert Growth Allocation Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.98%		4.60%	7.28%
Calvert Growth Allocation Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.10%		6.41%	9.15%
Calvert Growth Allocation Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.24%		7.47%	10.10%
Performance Inception Date		May 20, 2016
Calvert Growth Allocation Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.32%		7.52%	10.12%
Performance Inception Date		Feb. 01, 2022
Calvert Balanced Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)	2.01%
Calvert Balanced Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.37%		13.58%	14.58%
Calvert Balanced Fund | Balanced Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		13.41%		7.99%	9.65%
Calvert Balanced Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.48%		7.17%	8.96%
Calvert Balanced Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.15%		6.11%	7.79%
Calvert Balanced Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.89%		5.51%	6.99%
Calvert Balanced Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			9.49%		7.51%	8.71%
Calvert Balanced Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			11.60%		8.59%	9.85%
Calvert Balanced Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			11.65%		8.65%	9.89%
Performance Inception Date		Feb. 01, 2019
Calvert Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		14.42%	14.81%
Calvert Equity Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.56%		15.31%	18.11%
Calvert Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.33%		6.60%	12.17%
Calvert Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.18%)		4.86%	10.49%
Calvert Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.00%		5.15%	9.81%
Calvert Equity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.52%		6.94%	11.93%
Calvert Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.22%		8.02%	13.10%
Calvert Equity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.29%		8.09%	13.15%
Performance Inception Date		Oct. 03, 2017
Calvert Focused Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	10.81%
Calvert Focused Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	15.74%
Calvert Focused Value Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.92%	6.99%
Calvert Focused Value Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.59%	6.28%
Calvert Focused Value Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.06%	5.40%
Calvert Focused Value Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			11.01%	7.74%
Calvert Focused Value Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			13.22%	8.83%
Calvert Focused Value Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			13.13%	8.81%
Calvert Bond Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)	2.01%
Calvert Bond Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%		0.06%	2.43%
Calvert Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.39%		0.19%	2.39%
Calvert Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.55%		(1.28%)	1.06%
Calvert Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.57%		(0.48%)	1.27%
Calvert Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.06%		0.05%	1.90%
Calvert Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.10%		1.04%	2.98%
Calvert Bond Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.18%		1.12%	3.03%
Performance Inception Date		Oct. 03, 2017

[1]
*	The Conservative Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 25% Russell 3000® Index, 10% MSCI All-Country World Ex US Investable Market Index, and 65% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.

[2]
*	The Moderate Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 45% Russell 3000® Index, 20% MSCI All-Country World Ex US Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.

[3]
*	The Growth Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 3000® Index, 30% MSCI All-Country World Ex US Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.

[4]
*	The Balanced Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index.